Derivative Instruments And Hedging Activities (Summary Of Accumulated Other Comprehensive Loss Related To Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments and Hedges, Assets [Abstract]
Accumulated derivative net gains, Before-Tax Amount, Beginning Balance	$ 1.7	$ (1.4)	$ (54.1)
Accumulated derivative net gains, Income Tax, Beginning Balance	0.5	(0.1)	(17.4)
Accumulated derivative net gains, After-Tax Amount, Beginning Balance	1.2	(1.3)	(36.7)
Net changes in fair value of derivatives, Before-Tax Amount	(1.5)	0	34.6
Net changes in fair value of derivatives, Income Tax	(1.3)	0.6	13.7
Net changes in fair value of derivatives, After-Tax Amount	(0.2)	(0.6)	20.9
Net gains reclassified from accumulated other comprehensive loss into income, Before-Tax Amount	(5.6)	3.1	18.1
Net gains reclassified from accumulated other comprehensive loss into income, Income Tax	(0.4)	0	3.6
Net gains reclassified from accumulated other comprehensive income into income, After-Tax Amount	(5.2)	3.1	14.5
Accumulated derivative net gains, Before-Tax Amount, Ending Balance	(5.4)	1.7	(1.4)
Accumulated derivative net gains, Income Tax, Ending Balance	(1.1)	0.5	(0.1)
Accumulated derivative net gains, After-Tax Amount, Ending Balance	$ (4.3)	$ 1.2	$ (1.3)